Shareholder Report	12 Months Ended	30 Months Ended	43 Months Ended	66 Months Ended	99 Months Ended
	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Total Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond ETF
Class Name	Fidelity® Total Bond ETF
Trading Symbol	FBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Total Bond ETF $10,000 $10,198 $10,128 $11,113 $12,013 $12,241 $10,855 $10,877 $11,774 $12,230 $12,494 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Total Bond ETF - NAV 2.15% 0.41% 2.25% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 28,156,308,352	$ 28,156,308,352	$ 28,156,308,352	$ 28,156,308,352	$ 28,156,308,352
Holdings Count | shares	4,767	4,767	4,767	4,767	4,767
Advisory Fees Paid, Amount	$ 88,315,750
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$28,156,308,352
Number of Holdings	4,767
Total Advisory Fee	$88,315,750
Portfolio Turnover	157%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.3 AAA 5.5 AA 0.5 A 8.8 BBB 15.1 BB 4.1 B 4.8 CCC,CC,C 0.7 D 0.0 Not Rated 8.2 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 54.3 AAA - 5.5 AA - 0.5 A - 8.8 BBB - 15.1 BB - 4.1 B - 4.8 CCC,CC,C - 0.7 D - 0.0 Not Rated - 8.2 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 37.9 Corporate Bonds 25.6 U.S. Government Agency - Mortgage Securities 16.4 Asset-Backed Securities 8.6 CMOs and Other Mortgage Related Securities 6.8 Bank Loan Obligations 5.2 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.2 Options 0.0 Preferred Stocks 0.0 Other Investments 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 37.9 Corporate Bonds - 25.6 U.S. Government Agency - Mortgage Securities - 16.4 Asset-Backed Securities - 8.6 CMOs and Other Mortgage Related Securities - 6.8 Bank Loan Obligations - 5.2 Foreign Government and Government Agency Obligations - 1.3 Preferred Securities - 0.2 Options - 0.0 Preferred Stocks - 0.0 Other Investments - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.0)% United States 87.7 Grand Cayman (UK Overseas Ter) 4.0 United Kingdom 1.3 Mexico 1.1 Bailiwick Of Jersey 0.8 Germany 0.6 Ireland 0.6 Canada 0.5 Switzerland 0.4 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Grand Cayman (UK Overseas Ter) - 4.0 United Kingdom - 1.3 Mexico - 1.1 Bailiwick Of Jersey - 0.8 Germany - 0.6 Ireland - 0.6 Canada - 0.5 Switzerland - 0.4 Others - 3.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 25.6 US Treasury Bonds 12.3 Fannie Mae Mortgage pass-thru certificates 5.0 Freddie Mac Gold Pool 4.1 Ginnie Mae II Pool 3.4 Uniform Mortgage Backed Securities 3.0 JPMorgan Chase & Co 1.6 Freddie Mac Multifamily Structured pass-thru certificates 1.4 Morgan Stanley 1.2 Bank of America Corp 1.1 58.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tactical Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond ETF
Class Name	Fidelity® Tactical Bond ETF
Trading Symbol	FTBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the fund's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 24, 2023 through August 31, 2026. Initial investment of $10,000. Fidelity® Tactical Bond ETF $10,000 $9,918 $10,757 $11,215 Bloomberg U.S. Aggregate Bond Index $10,000 $9,831 $10,548 $10,879 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Tactical Bond ETF - NAV A 2.73% 4.01% Bloomberg U.S. Aggregate Bond Index A 1.89% 2.90% A From January 24, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jan. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 38,655,424	$ 38,655,424	$ 38,655,424	$ 38,655,424	$ 38,655,424
Holdings Count | shares	754	754	754	754	754
Advisory Fees Paid, Amount	$ 192,177
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$38,655,424
Number of Holdings	754
Total Advisory Fee	$192,177
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 50.1 AAA 1.0 AA 0.2 A 1.9 BBB 11.7 BB 13.6 B 7.6 CCC,CC,C 2.6 Not Rated 3.7 Equities 2.0 Short-Term Investments and Net Other Assets (Liabilities) 5.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 50.1 AAA - 1.0 AA - 0.2 A - 1.9 BBB - 11.7 BB - 13.6 B - 7.6 CCC,CC,C - 2.6 Not Rated - 3.7 Equities - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 50.1 Corporate Bonds 30.2 Foreign Government and Government Agency Obligations 3.9 Bank Loan Obligations 2.5 Preferred Securities 2.4 Asset-Backed Securities 2.1 Fixed-Income Funds 1.9 CMOs and Other Mortgage Related Securities 1.1 Preferred Stocks 0.1 Municipal Securities 0.1 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 50.1 Corporate Bonds - 30.2 Foreign Government and Government Agency Obligations - 3.9 Bank Loan Obligations - 2.5 Preferred Securities - 2.4 Asset-Backed Securities - 2.1 Fixed-Income Funds - 1.9 CMOs and Other Mortgage Related Securities - 1.1 Preferred Stocks - 0.1 Municipal Securities - 0.1 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.6 United States 83.4 United Kingdom 2.5 Canada 2.4 Germany 1.9 Brazil 1.6 Mexico 1.4 Luxembourg 1.1 Switzerland 0.8 Guatemala 0.8 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.4 United Kingdom - 2.5 Canada - 2.4 Germany - 1.9 Brazil - 1.6 Mexico - 1.4 Luxembourg - 1.1 Switzerland - 0.8 Guatemala - 0.8 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 33.1 US Treasury Bonds 17.0 Fidelity Real Estate High Income Fund 1.9 Petroleos Mexicanos 1.4 Brazilian Federative Republic 1.0 Charter Communications Operating LLC / Charter Communications Operating Capital 1.0 DPL LLC/Ohio 1.0 Bank of Nova Scotia/The 0.9 Millicom International Cellular SA 0.8 Enbridge Inc 0.7 58.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Low Duration Bond Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond Factor ETF
Class Name	Fidelity® Low Duration Bond Factor ETF
Trading Symbol	FLDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 12, 2018 through August 31, 2026. Initial investment of $10,000. Fidelity® Low Duration Bond Factor ETF $10,000 $10,075 $10,473 $10,733 $10,772 $10,607 $11,123 $11,861 $12,480 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $10,045 $10,314 $10,503 $10,514 $10,474 $10,800 $11,380 $11,868 Fid Low Duration Investment Grade Factor Index $10,000 $10,076 $10,497 $10,795 $10,854 $10,713 $11,252 $12,018 $12,653 Bloomberg U.S. Aggregate Bond Index $10,000 $10,120 $11,150 $11,871 $11,861 $10,496 $10,370 $11,127 $11,476 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Low Duration Bond Factor ETF - NAV A 3.91% 3.78% 3.21% Bloomberg US Treasury Bill: 6-9 Months Index A 3.53% 3.17% 2.54% Fid Low Duration Investment Grade Factor Index A 4.12% 3.95% 3.41% Bloomberg U.S. Aggregate Bond Index A 1.89% -0.29% 1.92% A From June 12, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,215,887,138	$ 2,215,887,138	$ 2,215,887,138	$ 2,215,887,138	$ 2,215,887,138
Holdings Count | shares	375	375	375	375	375
Advisory Fees Paid, Amount	$ 2,129,401
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,215,887,138
Number of Holdings	375
Total Advisory Fee	$2,129,401
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.2 AA 27.8 A 51.8 BBB 6.9 BB 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.2 AA - 27.8 A - 51.8 BBB - 6.9 BB - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.8 U.S. Treasury Obligations 12.2 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 86.8 U.S. Treasury Obligations - 12.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 56.3 Australia 10.5 Canada 7.4 United Kingdom 5.9 Japan 5.8 Netherlands 3.0 Germany 3.0 France 2.2 Spain 1.4 Others 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 56.3 Australia - 10.5 Canada - 7.4 United Kingdom - 5.9 Japan - 5.8 Netherlands - 3.0 Germany - 3.0 France - 2.2 Spain - 1.4 Others - 4.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.0 JPMorgan Chase & Co 2.7 National Australia Bank Ltd 2.6 Goldman Sachs Group Inc/The 2.5 Royal Bank of Canada 2.3 Australia & New Zealand Banking Group Ltd 2.1 Sumitomo Mitsui Trust Bank Ltd 2.1 Toyota Motor Credit Corp 2.0 Cooperatieve Rabobank UA/NY 1.9 Commonwealth Bank of Australia 1.8 32.0
Fidelity Limited Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Bond ETF
Class Name	Fidelity® Limited Term Bond ETF
Trading Symbol	FLTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the ETF's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 74% of fund assets, slightly higher than the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at roughly 11% as of August 31, compared with an average of 69% for the benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Limited Term Bond ETF $10,000 $10,126 $10,103 $10,731 $11,272 $11,366 $10,641 $10,855 $11,711 $12,373 $12,725 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,093 $10,049 $10,648 $11,151 $11,188 $10,534 $10,659 $11,370 $11,914 $12,170 Fidelity Limited Term Composite Index℠ $10,000 $10,153 $10,139 $10,788 $11,331 $11,437 $10,748 $10,943 $11,766 $12,411 $12,758 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Limited Term Bond ETF - NAV 2.85% 2.29% 2.44% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 2.15% 1.70% 1.98% Fidelity Limited Term Composite Index℠ 2.79% 2.21% 2.47% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 452,879,838	$ 452,879,838	$ 452,879,838	$ 452,879,838	$ 452,879,838
Holdings Count | shares	1,071	1,071	1,071	1,071	1,071
Advisory Fees Paid, Amount	$ 895,920
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$452,879,838
Number of Holdings	1,071
Total Advisory Fee	$895,920
Portfolio Turnover	77%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.3 AAA 6.5 AA 1.5 A 26.8 BBB 37.9 BB 5.1 B 3.1 CCC,CC,C 0.7 Not Rated 5.1 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 12.3 AAA - 6.5 AA - 1.5 A - 26.8 BBB - 37.9 BB - 5.1 B - 3.1 CCC,CC,C - 0.7 Not Rated - 5.1 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 71.5 U.S. Treasury Obligations 12.3 Asset-Backed Securities 8.9 CMOs and Other Mortgage Related Securities 3.4 Bank Loan Obligations 1.3 Foreign Government and Government Agency Obligations 0.8 Preferred Securities 0.7 Other Investments 0.1 Preferred Stocks 0.0 U.S. Government Agency - Mortgage Securities 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 71.5 U.S. Treasury Obligations - 12.3 Asset-Backed Securities - 8.9 CMOs and Other Mortgage Related Securities - 3.4 Bank Loan Obligations - 1.3 Foreign Government and Government Agency Obligations - 0.8 Preferred Securities - 0.7 Other Investments - 0.1 Preferred Stocks - 0.0 U.S. Government Agency - Mortgage Securities - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 72.1 United Kingdom 5.5 Grand Cayman (UK Overseas Ter) 4.5 Canada 3.7 Germany 2.7 France 1.9 Ireland 1.8 Japan 1.6 Bailiwick Of Jersey 1.3 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 72.1 United Kingdom - 5.5 Grand Cayman (UK Overseas Ter) - 4.5 Canada - 3.7 Germany - 2.7 France - 1.9 Ireland - 1.8 Japan - 1.6 Bailiwick Of Jersey - 1.3 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.3 Bank of America Corp 1.6 JPMorgan Chase & Co 1.6 HSBC Holdings PLC 1.4 Wells Fargo & Co 1.4 Morgan Stanley 1.3 Goldman Sachs Group Inc/The 1.2 Deutsche Bank AG/New York NY 1.1 General Motors Financial Co Inc 1.1 Ford Motor Credit Co LLC 1.0 24.0
Fidelity Investment Grade Securitized ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Securitized ETF
Class Name	Fidelity® Investment Grade Securitized ETF
Trading Symbol	FSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the exchange-traded fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. Securitized Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2021 through August 31, 2026. Initial investment of $10,000. Fidelity® Investment Grade Securitized ETF $10,000 $10,036 $8,983 $8,795 $9,525 $9,874 Bloomberg U.S. Securitized Index $10,000 $10,018 $9,044 $8,867 $9,537 $9,872 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $8,986 $8,879 $9,527 $9,826 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Investment Grade Securitized ETF - NAV A 3.27% 0.32% 0.35% Bloomberg U.S. Securitized Index A 2.98% 0.30% 0.30% Bloomberg U.S. Aggregate Bond Index A 1.89% -0.29% 0.02% A From March 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,639,606,969	$ 4,639,606,969	$ 4,639,606,969	$ 4,639,606,969	$ 4,639,606,969
Holdings Count | shares	1,193	1,193	1,193	1,193	1,193
Advisory Fees Paid, Amount	$ 15,817,676
Investment Company Portfolio Turnover	620.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$4,639,606,969
Number of Holdings	1,193
Total Advisory Fee	$15,817,676
Portfolio Turnover	620%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 86.6 AAA 10.9 AA 0.8 A 0.1 CCC,CC,C 0.0 Not Rated 22.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 86.6 AAA - 10.9 AA - 0.8 A - 0.1 CCC,CC,C - 0.0 Not Rated - 22.7 Short-Term Investments and Net Other Assets (Liabilities) - (21.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 82.9 CMOs and Other Mortgage Related Securities 26.7 Asset-Backed Securities 7.6 U.S. Treasury Obligations 3.7 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 82.9 CMOs and Other Mortgage Related Securities - 26.7 Asset-Backed Securities - 7.6 U.S. Treasury Obligations - 3.7 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (21.1)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 28.9 Freddie Mac Gold Pool 22.8 Ginnie Mae II Pool 20.7 Freddie Mac Multifamily Structured pass-thru certificates 10.7 Uniform Mortgage Backed Securities 7.3 Fannie Mae Guaranteed REMIC 3.7 US Treasury Notes 2.3 Fannie Mae 1.8 Freddie Mac Non Gold Pool 1.4 US Treasury Bonds 1.4 101.0
Fidelity Investment Grade Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond ETF
Class Name	Fidelity® Investment Grade Bond ETF
Trading Symbol	FIGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the ETF's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the ETF's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment was a modest detractor.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The ETF's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2021 through August 31, 2026. Initial investment of $10,000. Fidelity® Investment Grade Bond ETF $10,000 $10,216 $9,026 $8,951 $9,646 $9,954 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $8,986 $8,879 $9,527 $9,826 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Investment Grade Bond ETF - NAV A 1.59% -0.20% 0.20% Bloomberg U.S. Aggregate Bond Index A 1.89% -0.29% 0.02% A From March 2, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 645,741,262	$ 645,741,262	$ 645,741,262	$ 645,741,262	$ 645,741,262
Holdings Count | shares	1,005	1,005	1,005	1,005	1,005
Advisory Fees Paid, Amount	$ 1,476,859
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$645,741,262
Number of Holdings	1,005
Total Advisory Fee	$1,476,859
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 62.8 AAA 5.0 AA 0.6 A 7.3 BBB 14.4 BB 1.9 B 0.7 Not Rated 5.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 62.8 AAA - 5.0 AA - 0.6 A - 7.3 BBB - 14.4 BB - 1.9 B - 0.7 Not Rated - 5.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.8 Corporate Bonds 23.0 U.S. Government Agency - Mortgage Securities 16.0 Asset-Backed Securities 7.5 CMOs and Other Mortgage Related Securities 4.7 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.8 Corporate Bonds - 23.0 U.S. Government Agency - Mortgage Securities - 16.0 Asset-Backed Securities - 7.5 CMOs and Other Mortgage Related Securities - 4.7 Other Investments - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.1 Grand Cayman (UK Overseas Ter) 3.6 Mexico 0.7 United Kingdom 0.7 Bailiwick Of Jersey 0.7 Ireland 0.6 Germany 0.4 Switzerland 0.3 Japan 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.1 Grand Cayman (UK Overseas Ter) - 3.6 Mexico - 0.7 United Kingdom - 0.7 Bailiwick Of Jersey - 0.7 Ireland - 0.6 Germany - 0.4 Switzerland - 0.3 Japan - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.9 US Treasury Bonds 11.9 Fannie Mae Mortgage pass-thru certificates 4.9 Freddie Mac Gold Pool 3.9 Ginnie Mae II Pool 3.6 Uniform Mortgage Backed Securities 3.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.0 Morgan Stanley 1.0 JPMorgan Chase & Co 0.9 Bank of America Corp 0.9 66.2
Fidelity Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond ETF
Class Name	Fidelity® Corporate Bond ETF
Trading Symbol	FCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 9% at the beginning to about 5% at the end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Corporate Bond ETF $10,000 $10,243 $10,099 $11,451 $12,374 $12,759 $10,806 $10,935 $12,029 $12,546 $12,764 Bloomberg U.S. Credit Bond Index $10,000 $10,190 $10,090 $11,400 $12,209 $12,486 $10,684 $10,774 $11,742 $12,203 $12,444 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Corporate Bond ETF - NAV 1.74% 0.01% 2.47% Bloomberg U.S. Credit Bond Index 1.98% -0.07% 2.21% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 352,645,081	$ 352,645,081	$ 352,645,081	$ 352,645,081	$ 352,645,081
Holdings Count | shares	574	574	574	574	574
Advisory Fees Paid, Amount	$ 1,161,860
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$352,645,081
Number of Holdings	574
Total Advisory Fee	$1,161,860
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.2 AAA 0.2 AA 3.1 A 27.5 BBB 58.1 BB 4.3 B 0.3 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 2.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.2 AAA - 0.2 AA - 3.1 A - 27.5 BBB - 58.1 BB - 4.3 B - 0.3 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.0 U.S. Treasury Obligations 3.2 Asset-Backed Securities 1.5 CMOs and Other Mortgage Related Securities 0.7 Foreign Government and Government Agency Obligations 0.5 Preferred Securities 0.3 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 91.0 U.S. Treasury Obligations - 3.2 Asset-Backed Securities - 1.5 CMOs and Other Mortgage Related Securities - 0.7 Foreign Government and Government Agency Obligations - 0.5 Preferred Securities - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 82.8 United Kingdom 3.3 Ireland 3.1 Canada 3.0 Germany 1.3 Japan 1.3 Australia 1.1 Netherlands 0.7 France 0.7 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.8 United Kingdom - 3.3 Ireland - 3.1 Canada - 3.0 Germany - 1.3 Japan - 1.3 Australia - 1.1 Netherlands - 0.7 France - 0.7 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 2.8 JPMorgan Chase & Co 2.5 Morgan Stanley 2.2 Broadcom Inc 2.1 Bank of America Corp 2.1 Oracle Corp 1.8 Boeing Co 1.8 Wells Fargo & Co 1.6 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.5 Charter Communications Operating LLC / Charter Communications Operating Capital 1.4 19.8
Fidelity Low Duration Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond ETF
Class Name	Fidelity® Low Duration Bond ETF
Trading Symbol	FLDB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped. A small, out-of-benchmark allocation to commercial mortgage-backed securities was beneficial as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 49% of fund assets, up from roughly 46% a year ago. Exposure to U.S. Treasurys ticked up from approximately 26% to about 27% of assets, while the allocation to ABS declined from about 23% to 18% of assets as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 22, 2024 through August 31, 2026. Initial investment of $10,000. Fidelity® Low Duration Bond ETF $10,006 $10,301 $10,818 Bloomberg US Treasury Bill: 6-9 Months Index $10,008 $10,283 $10,724 Bloomberg U.S. Aggregate Bond Index $10,047 $10,533 $10,863 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Low Duration Bond ETF - NAV A 3.89% 4.74% Bloomberg US Treasury Bill: 6-9 Months Index A 3.53% 4.24% Bloomberg U.S. Aggregate Bond Index A 1.89% 4.10% A From February 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Feb. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 417,812,177	$ 417,812,177	$ 417,812,177	$ 417,812,177	$ 417,812,177
Holdings Count | shares	384	384	384	384	384
Advisory Fees Paid, Amount	$ 800,324
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$417,812,177
Number of Holdings	384
Total Advisory Fee	$800,324
Portfolio Turnover	60%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 27.3 AAA 17.2 AA 5.2 A 31.5 BBB 11.3 BB 0.3 Not Rated 3.3 Short-Term Investments and Net Other Assets (Liabilities) 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 27.3 AAA - 17.2 AA - 5.2 A - 31.5 BBB - 11.3 BB - 0.3 Not Rated - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 48.1 U.S. Treasury Obligations 27.3 Asset-Backed Securities 18.2 CMOs and Other Mortgage Related Securities 2.4 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 48.1 U.S. Treasury Obligations - 27.3 Asset-Backed Securities - 18.2 CMOs and Other Mortgage Related Securities - 2.4 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 74.5 Canada 5.7 United Kingdom 5.1 Grand Cayman (UK Overseas Ter) 3.8 Netherlands 2.3 Germany 1.9 Japan 1.2 Switzerland 1.0 Denmark 0.8 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.5 Canada - 5.7 United Kingdom - 5.1 Grand Cayman (UK Overseas Ter) - 3.8 Netherlands - 2.3 Germany - 1.9 Japan - 1.2 Switzerland - 1.0 Denmark - 0.8 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.3 Wells Fargo & Co 1.7 JPMorgan Chase & Co 1.7 Bank of America Corp 1.6 Goldman Sachs Group Inc/The 1.4 Royal Bank of Canada 1.2 Bank of Montreal 1.1 Danske Bank A/S 0.8 ING Groep NV 0.8 NatWest Group PLC 0.8 38.4
Fidelity AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® AAA CLO ETF
Class Name	Fidelity® AAA CLO ETF
Trading Symbol	FAAA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® AAA CLO ETF for the period February 10, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® AAA CLO ETFA	$ 0 B	0.00%C
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50
CAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the Co-Portfolio Managers' selection among collateralized loan obligations - a type of asset-backed security that is typically collateralized by a diverse pool of leveraged loans - contributed to the ETF's performance versus the J.P. Morgan CLOIE AAA Index.
•The majority of the fund's assets are invested in floating-rate CLOs rated AAA. The ETF also may invest a portion of assets in cash or other short-term instruments, such as money market instruments or money market funds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2026 through August 31, 2026. Initial investment of $10,000. Fidelity® AAA CLO ETF $10,000 J.P. Morgan CLOIE AAA Index $10,000 Bloomberg U.S. Aggregate Bond Index $10,000 2026
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 100,300,745	$ 100,300,745	$ 100,300,745	$ 100,300,745	$ 100,300,745
Holdings Count | shares	187	187	187	187	187
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$100,300,745
Number of Holdings	187
Total Advisory Fee	$0
Portfolio Turnover	10%

Holdings [Text Block]	AAA 74.8 Not Rated 24.4 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 74.8 Not Rated - 24.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Asset-Backed Securities 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Asset-Backed Securities - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 Grand Cayman (UK Overseas Ter) 87.9 Bailiwick Of Jersey 5.9 United States 4.8 Bermuda 1.2 Multi-national 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Grand Cayman (UK Overseas Ter) - 87.9 Bailiwick Of Jersey - 5.9 United States - 4.8 Bermuda - 1.2 Multi-national - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Agl Clo 17 Ltd 1.6 Canyon Capital CLO Ltd 1.6 Bain Capital Credit CLO Ltd 1.6 Diameter Cap Ltd / LLC 1.4 Regatta Xxii Funding Ltd 1.3 KKR CLO 50 Ltd 1.3 Voya CLOLtd / Voya CLO LLC 1.3 OCP CLO Ltd 1.3 Flatiron CLO Ltd 1.3 Benefit Str Partners CLO Vi-B Ltd / Benefit Str Partners CLO Vi-B LLC 1.3 14.0